Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ (94,301)	$ (153,294)	$ (1,971,836)
Foreign	0	(4)	(3)
Loss from continuing operations before income taxes	(94,301)	(153,298)	(1,971,839)
Loss from discontinued operations before provision for income taxes	(8,976)	(72,070)	(29,415)
Total loss before income taxes	$ (103,277)	$ (225,368)	$ (2,001,254)